Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COST
Beginning balance, At January 1	$ 32,119,863	$ 33,719,025
Additions	162	21,324
Disposals	(266,971)	(4,103)
Reclassification to investment property	(12,291,058)
Translation adjustment	(520,275)	(1,616,383)
Ending balance, At December 31	19,041,720	32,119,863	$ 33,719,025
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(19,946,054)	(5,894,501)
Provided for the year	(928,584)	(1,026,254)
Eliminated upon disposal of assets	401,919	3,693
Depreciation reclassified to investment property	2,708,200
Impairment reclassified to investment property	4,483,680
Impairment		(13,311,557)
Translation adjustment	323,085	282,564
Ending balance, At December 31	(12,957,754)	(19,946,054)	(5,894,501)
Carrying Amount	6,083,966	12,173,808
Plants [Member]
COST
Beginning balance, At January 1	29,757,837	31,256,157
Additions
Disposals
Reclassification to investment property	(12,291,058)
Translation adjustment	(482,015)	(1,498,321)
Ending balance, At December 31	16,984,763	29,757,837	31,256,157
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(17,946,631)	(3,932,436)
Provided for the year	(832,476)	(891,146)
Eliminated upon disposal of assets	161,645
Depreciation reclassified to investment property	2,708,200
Impairment reclassified to investment property	4,483,680
Impairment		(13,311,557)
Translation adjustment	290,698	188,509
Ending balance, At December 31	(11,134,883)	(17,946,631)	(3,932,436)
Carrying Amount	5,849,880	11,811,206
Machinery [Member]
COST
Beginning balance, At January 1	881,199	928,022
Additions		1,767
Disposals	(266,304)	(4,103)
Translation adjustment	(14,274)	(44,486)
Ending balance, At December 31	600,620	881,199	928,022
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(764,389)	(791,402)
Provided for the year	(13,733)	(14,619)
Eliminated upon disposal of assets	234,901	3,693
Impairment
Translation adjustment	12,382	37,937
Ending balance, At December 31	(530,840)	(764,389)	(791,402)
Carrying Amount	69,780	116,809
Office equipment [Member]
COST
Beginning balance, At January 1	135,802	130,515
Additions	162	11,544
Disposals	(280)
Translation adjustment	(2,200)	(6,257)
Ending balance, At December 31	133,486	135,802	130,515
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(103,875)	(99,887)
Provided for the year	(7,279)	(8,776)
Eliminated upon disposal of assets	252
Impairment
Translation adjustment	1,683	4,788
Ending balance, At December 31	(109,220)	(103,875)	(99,887)
Carrying Amount	24,266	31,928
Motor vehicles [Member]
COST
Beginning balance, At January 1	82,500	86,654
Additions
Disposals	(387)
Translation adjustment	(1,336)	(4,154)
Ending balance, At December 31	80,777	82,500	86,654
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(74,250)	(77,945)
Provided for the year		(41)
Eliminated upon disposal of assets	5,122
Impairment
Translation adjustment	1,203	3,736
Ending balance, At December 31	(67,925)	(74,250)	(77,945)
Carrying Amount	12,852	8,250
Furniture and fixtures [Member]
COST
Beginning balance, At January 1	153,808	153,135
Additions		8,014
Disposals
Translation adjustment	(2,491)	(7,341)
Ending balance, At December 31	151,317	153,808	153,135
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(142,191)	(146,818)
Provided for the year	(1,857)	(2,411)
Eliminated upon disposal of assets
Impairment
Translation adjustment	2,303	7,038
Ending balance, At December 31	(141,745)	(142,191)	(146,818)
Carrying Amount	9,572	11,617
Leasehold improvements-factories and offices [Member]
COST
Beginning balance, At January 1	852,840	895,781
Additions
Disposals
Translation adjustment	(13,814)	(42,941)
Ending balance, At December 31	839,026	852,840	895,781
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(658,843)	(577,253)
Provided for the year	(73,239)	(109,261)
Eliminated upon disposal of assets
Impairment
Translation adjustment	10,672	27,672
Ending balance, At December 31	(721,410)	(658,843)	(577,253)
Carrying Amount	117,616	193,997
Leasehold improvements-shops [Member]
COST
Beginning balance, At January 1	255,876	268,759
Additions
Disposals
Translation adjustment	(4,145)	(12,883)
Ending balance, At December 31	251,731	255,876	268,759
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(255,876)	(268,759)
Provided for the year
Eliminated upon disposal of assets
Impairment
Translation adjustment	4,145	12,883
Ending balance, At December 31	(251,731)	(255,876)	$ (268,759)
Carrying Amount